Financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of liabilities	, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2022			March 31, 2021

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	953,654	953,654	Level 1	807,150	807,150
Restricted cash and restricted deposits	Level 1	1,791	1,791	Level 1	9,074	9,074
Merchant cash advances	Level 3	6,300	6,300	Level 3	2,309	2,309
Foreign exchange forward contracts	Level 2	23	23	—	—	—
Liabilities:
Contingent consideration	—	—	—	Level 3	0	0

Financial instruments measured at fair value in the condensed interim consolidated balance sheet	, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2022			March 31, 2021

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	953,654	953,654	Level 1	807,150	807,150
Restricted cash and restricted deposits	Level 1	1,791	1,791	Level 1	9,074	9,074
Merchant cash advances	Level 3	6,300	6,300	Level 3	2,309	2,309
Foreign exchange forward contracts	Level 2	23	23	—	—	—
Liabilities:
Contingent consideration	—	—	—	Level 3	0	0

Disclosure of provision matrix
The loss allowance as at March 31, 2022 and 2021 was determined as follows:
2022

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	14%	46%	64%	68%	70%
Gross carrying amount	17,279	2,212	617	213	577	1,996

Loss allowance	518	310	284	136	392	1,403
2021

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	14%	41%	55%	63%	67%
Gross carrying amount	9,328	1,087	917	231	1,156	2,758

Loss allowance	280	152	376	127	728	1,856

Changes in the loss allowance	Changes in the loss allowance were as follows:

	2022	2021
	$	$

Balance – Beginning of fiscal year	3,519	2,878
Increase	1,603	2,777
Write-offs	(2,079)	(2,136)

Balance – End of fiscal year	3,043	3,519

Maturity of financial liabilities
The maturity analysis of lease liabilities as at March 31, 2022 is as follows:

Fiscal Year	$

2023	7,633
2024	6,032
2025	5,165
2026	3,583
2027	2,395
2028 and thereafter	5,862

Total minimum payments	30,670
As at March 31, 2022 and 2021, the maturity analysis of financial liabilities represented the following:
2022

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	78,307	—	—	—	78,307
Accrued payroll taxes on share-based compensation	—	1,007	—	—	1,007
Long-term debt	—	30,000	—	—	30,000
2021

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	65,052	—	—	—	65,052
Accrued payroll taxes on share-based compensation	—	3,154	—	—	3,154
Long-term debt	—	—	30,000	—	30,000

Currency Risk

2022	CAD	EUR	GBP	AUD	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	13,885	6,270	1,338	2,522	2,651	3,785	30,451
Trade and other receivables	3,454	4,086	1,472	2,675	49	1,062	12,798
Accounts payable and accrued liabilities	(18,508)	(5,755)	(1,466)	(2,834)	(2,407)	(2,131)	(33,101)
Accrued payroll taxes on share-based compensation	(287)	(270)	(142)	(53)	—	(37)	(789)
Lease liabilities	(13,400)	(4,447)	(4,315)	(477)	(548)	(259)	(23,446)

Net financial position exposure	(14,856)	(116)	(3,113)	1,833	(255)	2,420	(14,087)

2021	CAD	EUR	GBP	AUD	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,141	15,913	470	958	—	1,649	22,131
Trade and other receivables	5,122	2,740	469	793	—	1,030	10,154
Accounts payable and accrued liabilities	(13,729)	(18,898)	(2,154)	(4,529)	(484)	(826)	(40,620)
Accrued payroll taxes on share-based compensation	(1,816)	(622)	(309)	(239)	(42)	(36)	(3,064)
Lease liabilities	(14,102)	(3,214)	(842)	(646)	—	(517)	(19,321)

Net financial position exposure	(21,384)	(4,081)	(2,366)	(3,663)	(526)	1,300	(30,720)
The table below shows the immediate increase/(decrease) in net loss before tax of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure as at March 31, 2022 and 2021. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	GBP	AUD	NZD	Other
	$	$	$	$	$	$

2022	(1,347)	(1,092)	(383)	(512)	(167)	(166)
2021	(590)	(84)	20	(20)	(6)	(12)

Hedging reserve
Hedging reserve

	2022	2021
	$	$

Balance as at March 31,	—	—
Unrealized losses on fair value that may be subsequently reclassified to consolidated statements of loss	(337)	—
Losses reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	360	—

Balance as at March 31,	23	—